Loans and advances to clients (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Commercial and industrial	R$ 5,319,746	R$ 4,940,611	R$ 4,892,277
Real estate - Construction	5,142,110	4,063,490	3,605,641
Installment loans to individuals	13,898,143	14,035,606	15,150,254
Financial leasing	27,284	11,806	10,961
Total	R$ 24,387,283	R$ 23,051,513	R$ 23,659,133
Total Loans Past Due For Less Than 90 Days Member [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial, percentage	21.81%	21.43%	20.68%
Real estate - Construction, percentage	21.09%	17.63%	15.24%
Installment loans to individuals, percentage	56.99%	60.89%	64.04%
Financial leasing, percentage	0.11%	0.05%	0.05%
Total, percentage	100.00%	100.00%	100.00%